Income Tax, Effective income tax rate reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax [Abstract]
Consolidated income / (loss) before taxes	$ 97,928	$ 14,950	$ 3,333
Average statutory tax rate	30.00%	30.00%	30.00%
Corporate income tax at average statutory tax rate	$ (29,378)	$ (4,485)	$ (1,000)
Income tax of associates, net	1,639	1,765	2,110
Differences in foreign tax rates	752	3,304	(4,930)
Permanent differences	5,385	19,324	11,121
Incentives, deductions, and unrecognized tax losses carryforwards	(22,972)	(20,994)	(11,110)
Change in corporate income tax	0	(19,331)	0
U.S Internal Revenue Code Section 382	0	(96,328)	0
Other non-taxable income/(expense)	1,915	(3,092)	2,143
Total income tax benefit/(expense)	$ (42,659)	$ (119,837)	$ (1,666)
Limitation imposed on net interest expense, that exceeds EBITDA	30.00%
Limitation imposed on net interest expense, that exceeds EBIT	30.00%
Limitation imposed on NOL arising in tax years on taxable income	80.00%
NOL applicable carry forward period	20 years
BEAT applies on entity that exceeds taxable income percentage	10.00%